Nationwide GQG US Quality Equity Fund Expense Example - Nationwide GQG US Quality Equity Fund	Oct. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 661
Expense Example, with Redemption, 3 Years	861
Expense Example, with Redemption, 5 Years	1,077
Expense Example, with Redemption, 10 Years	1,700
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	177
Expense Example, with Redemption, 5 Years	315
Expense Example, with Redemption, 10 Years	717
Institutional Service Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	256
Expense Example, with Redemption, 5 Years	452
Expense Example, with Redemption, 10 Years	1,017
Eagle Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	160
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	370
Expense Example, with Redemption, 10 Years	$ 838